Registration No. 333-05593
                                                      Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|
           Post-Effective Amendment No. 21
                                       ----
                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  66
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT 49
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                                 Foley & Lardner
                               Washington Harbour
                              3000 K Street, N.W.
                             Washington, D.C. 20007
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.

| |     On (date) pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|X|     On March 8, 2002, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

        Title of Securities Being Registered: Units of Interest in Separate Account under Variable Annuity Contract.

                                      NOTE

This Post Effective Amendment No. 21 ("PEA") to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 49 is being filed solely for the purpose of including in this Registration Statement a new Accumulator(R) series prospectus. The PEA does not amend or delete the current Accumulator(R) Prospectuses or Statements of Additional Information, as previously supplemented or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment Nos. 18, 19, and 20 to the Form N-4 Registration Statement (File No. 333-05593) filed with the Commission on April 25, August 9, and December 5, 2001, respectively, are incorporated herein by reference.)

Equitable Accumulator(R)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED APRIL 1, 2002

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.


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WHAT IS THE EQUITABLE ACCUMULATOR(R)?

Equitable Accumulator(R) is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest account, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states.


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 VARIABLE INVESTMENT OPTIONS
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o AXA Premier VIP Core Bond              o EQ/AXP Strategy Aggressive
o AXA Premier VIP Health Care            o EQ/Balanced
o AXA Premier VIP International Equity   o EQ/Bernstein Diversified Value
o AXA Premier VIP Large Cap Core         o EQ/Calvert Socially Responsible
  Equity                                 o EQ/Capital Guardian International
o AXA Premier VIP Large Cap Growth       o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Value        o EQ/Emerging Markets Equity
o AXA Premier VIP Small/Mid Cap Growth   o EQ/Equity 500 Index
o AXA Premier VIP Small/Mid Cap Value    o EQ/Evergreen Omega
o AXA Premier VIP Technology             o EQ/FI Mid Cap
o EQ/Aggressive Stock                    o EQ/FI Small/Mid Cap Value
o EQ/Alliance Common Stock               o EQ/International Equity Index
o EQ/Alliance Global                     o EQ/J.P. Morgan Core Bond
o EQ/Alliance Growth and Income          o EQ/Janus Large Cap Growth
o EQ/Alliance Growth Investors           o EQ/Lazard Small Cap Value
o EQ/Alliance High Yield                 o EQ/Marsico Focus
o EQ/Alliance International              o EQ/Mercury Basic Value Equity
o EQ/Alliance Money Market               o EQ/MFS Emerging Growth Companies
o EQ/Alliance Premier Growth             o EQ/MFS Investors Trust
o EQ/Alliance Quality Bond               o EQ/MFS Research
o EQ/Alliance Small Cap Growth           o EQ/Putnam Growth & Income Value
o EQ/Alliance Technology                 o EQ/Putnam International Equity
o EQ/AXP New Dimensions                  o EQ/Putnam Investors Growth
                                         o EQ/Small Company Index
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You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. This account pays fixed interest at guaranteed rates.

TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.


We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o An annuity that is an investment vehicle for a qualified defined contribution or defined benefit plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $2,000 to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated April 1, 2002 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                          X00281/Core New Series
                                                                  2002 Portfolio

Contents of this prospectus
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EQUITABLE ACCUMULATOR(R)
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Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator(R) at a glance -- key features                         8

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FEE TABLE                                                                   11
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Examples                                                                    14




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1. CONTRACT FEATURES AND BENEFITS                                           16
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How you can purchase and contribute to your contract                        16
Owner and annuitant requirements                                            20
How you can make your contributions                                         20
What are your investment options under the contract?                        20
Allocating your contributions                                               25
Your benefit base                                                           26
Annuity purchase factors                                                    27
Our Living Benefit option                                                   27
Guaranteed minimum death benefit                                            28
Your right to cancel within a certain number of days                        29



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2. DETERMINING YOUR CONTRACT'S VALUE                                        30
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Your account value and cash value                                           30
Your contract's value in the variable investment options                    30
Your contract's value in the guaranteed interest account                    30
Your contract's value in the fixed maturity options                         30
Your contract's value in the account for special dollar
  cost averaging                                                            30



---------------------
"We," "our," and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.




2  Contents of this prospectus

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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         31
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Transferring your account value                                             31
Disruptive transfer activity                                                31
Rebalancing your account value                                              31



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4. ACCESSING YOUR MONEY                                                     32
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Withdrawing your account value                                              32
How withdrawals are taken from your account value                           33
How withdrawals affect your guaranteed minimum income benefit
  and guaranteed minimum death benefit                                      33
Loans under Rollover TSA contracts                                          33
Surrendering your contract to receive its cash value                        34
When to expect payments                                                     34
Your annuity payout options                                                 34



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5. CHARGES AND EXPENSES                                                     37
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Charges that Equitable Life deducts                                         37
Charges that the Trusts deduct                                              39
Group or sponsored arrangements                                             39
Other distribution arrangements                                             39



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6. PAYMENT OF DEATH BENEFIT                                                 40
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Your beneficiary and payment of benefit                                     40
How death benefit payment is made                                           40
Beneficiary continuation option                                             41



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7. TAX INFORMATION                                                          42
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Overview                                                                    42
Buying a contract to fund a retirement arrangement                          42
Transfers among investment options                                          42
Taxation of nonqualified annuities                                          42
Individual retirement arrangements (IRAs)                                   44
Roth individual retirement annuities (Roth IRAs)                            50
Special rules for contracts funding qualified plans                         53
Tax-Sheltered Annuity contracts (TSAs)                                      53
Federal and state income tax withholding and
  information reporting                                                     56
Impact of taxes to Equitable Life                                           57

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8. MORE INFORMATION                                                         58
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About Separate Account No. 49                                               58
About the Trusts                                                            58
About our fixed maturity options                                            58
About the general account                                                   59
About other methods of payment                                              60
Dates and prices at which contract events occur                             60
About your voting rights                                                    61
About legal proceedings                                                     61
About our independent accountants                                           61
Financial statements                                                        61
Transfers of ownership, collateral assignments, loans,
  and borrowing                                                             61
Distribution of the contracts                                               62



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9. INVESTMENT PERFORMANCE                                                   63
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Communicating performance data                                              65




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10. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           66
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APPENDICES
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I -- Purchase considerations for QP contracts                              A-1
II -- Market value adjustment example                                      B-1
III -- Enhanced death benefit example                                      C-1

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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  Contents of this prospectus  3

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.




                                                 Page

   account for special dollar cost averaging       25
   account value                                   30
   annuitant                                       16
   annuity payout options                          34
   beneficiary                                     40
   benefit base                                    26
   business day                                    20
   cash value                                      30
   conduit IRA                                     45
   contract date                                    9
   contract date anniversary                        9
   contract year                                    9
   contributions to Roth IRAs                      50
      regular contributions                        50
      rollover and direct transfers                50
      conversion contributions                     51
   contributions to traditional IRAs               45
      regular contributions                        45
      rollovers and transfers                      46
   disruptive transfer activity                    31
   EQAccess                                         6
   ERISA                                           33
   fixed maturity options                          24
   Flexible Premium IRA                         cover
   Flexible Premium Roth IRA                    cover
   guaranteed interest account                     24
   guaranteed minimum death benefit                28
   guaranteed minimum income benefit               28



                                                 Page

   IRA                                          cover
   IRS                                             42
   investment options                              20
   Living Benefit                                  27
   loan reserve account                            34
   market adjusted amount                          24
   market value adjustment                         24
   market timing                                   31
   maturity value                                  24
   NQ                                           cover
   participant                                     20
   portfolio                                    cover
   processing office                                6
   QP                                           cover
   rate to maturity                                24
   Required Beginning Date                         48
   Rollover IRA                                 cover
   Rollover TSA                                 cover
   Roth Conversion IRA                          cover
   Roth IRA                                        50
   SAI                                          cover
   SEC                                          cover
   TOPS                                             6
   TSA                                          cover
   traditional IRA                              cover
   Trusts                                       cover
   unit                                            30
   variable investment options                     20

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your registered representative can provide further explanation about your contract.



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 PROSPECTUS                      CONTRACT OR SUPPLEMENTAL MATERIALS
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  fixed maturity options        Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  Living Benefit                Guaranteed Minimum Income Benefit
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4 Index of key words and phrases

Who is Equitable Life?

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We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $______ billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


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 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
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Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


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 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
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Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


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 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
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Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


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 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
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Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


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 REPORTS WE PROVIDE:
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o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year.


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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess.
Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).




----------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
----------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your registered representative (available to clients of AXA Distributors only);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flexible Premium Roth IRA contract;

(3) election of the automatic investment program;

(4) election of the rebalancing program;

(5) requests for loans under Rollover TSA contracts;

(6) spousal consent for loans under Rollover TSA contracts;


6  Who is Equitable Life?

(7) tax withholding elections;

(8) election of the beneficiary continuation option;

(9) IRA contribution recharacterizations;

(10) certain section 1035 exchanges; and

(11) direct transfers.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options;

(4) contract surrender and withdrawal requests; and

(5) death claims.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar cost averaging;

(3) rebalancing;

(4) special dollar cost averaging;

(5) substantially equal withdrawals;

(6) systematic withdrawals and;

(7) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

Equitable Accumulator(R) at a glance -- key features

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PROFESSIONAL INVESTMENT      Equitable Accumulator's(R) variable investment options invest in different portfolios managed
MANAGEMENT                   by professional investment advisers.
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FIXED MATURITY OPTIONS       o 10 fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years
                               (subject to availability).
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.
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GUARANTEED INTEREST          o Principal and interest guarantees.
ACCOUNT                      o Interest rates set periodically.
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ACCOUNT FOR SPECIAL DOLLAR   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
COST AVERAGING
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TAX ADVANTAGES               o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                             contract                    payments.
                             -------------------------------------------------------------------------------------------------------
                             o On transfers inside the   No tax on transfers among investment options.
                             contract
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                             If you are purchasing an annuity contract as an Individual Retirement Annuity
                             (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code.
                             Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information,"
                             later in this Prospectus).
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LIVING BENEFIT PROTECTION    Living Benefit provides a guaranteed minimum income benefit. The guaranteed minimum income benefit provides income protection for you while the annuitant lives.
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CONTRIBUTION AMOUNTS         o NQ, Rollover IRA, Roth Conversion IRA, QP, and Rollover TSA contracts
                               o Initial minimum:        $5,000
                               o Additional minimum:     $500
                                                         $100 monthly and $300 quarterly under our automatic investment program
                                                         (NQ contracts)
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                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                               o Initial minimum:        $2,000
                               o Additional minimum:     $50
                             -------------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply.
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ACCESS TO YOUR MONEY         o Lump sum withdrawals
                             o Several withdrawal options on a periodic basis
                             o Loans under Rollover TSA contracts
                             o Contract surrender
                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
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PAYOUT ALTERNATIVES          o Fixed annuity payout options
                             o Variable Immediate Annuity payout options
                             o Income Manager(R) payout options
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8 Equitable Accumulator(R) at a glance -- key features

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ADDITIONAL FEATURES    o Guaranteed minimum death benefit options
                       o Dollar cost averaging
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually, and annually)
                       o Free transfers
                       o Waiver of withdrawal charge for disability, terminal illness, or confinement to a nursing home
                       o Protection Plus, an optional death benefit available under certain contracts (subject to state availability)
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FEES AND CHARGES       o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.20%.
                       o The charges for the guaranteed minimum death benefits range from 0.0% to 0.45%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.
                       o Annual 0.45% of the applicable benefit base charge for the optional Living Benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first.
                       o If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30 or during the first two contract years 2% of your account value, if less. If your account value is $50,000 or more, we will not deduct the charge.
                       o Annual 0.35% Protection Plus charge for this optional death benefit.
                       o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value on the most recent contract date anniversary to calculate the 15% amount available. There is no withdrawal charge in the eighth and later contract years following a contribution. In addition, there is no withdrawal charge if the annuitant is age 86 or older when the contract is issued. Certain other exemptions apply.
                         -----------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                         -----------------------------------------------------------------------------------------------------------
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
                       o We deduct a $350 annuity administrative fee from amounts applied to purchase the Variable Immediate Annuity payout options.
                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually,
                         12b-1 fees of 0.25% annually, and other expenses.
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ANNUITANT ISSUE AGES   NQ: 0-90
                       Rollover IRA, Roth Conversion
                       IRA, Flexible Premium Roth IRA,
                       and Rollover TSA: 20-90
                       Flexible Premium IRA: 20-70
                       QP: 20-75
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


                    Equitable Accumulator(R) at a glance -- key features 9

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


10 Equitable Accumulator(R) at a glance -- key features

Fee table

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The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The fixed maturity options, guaranteed interest account and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge and the withdrawal charge do apply to the fixed maturity options, guaranteed interest account and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.



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 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Mortality and expense risks                                                                0.75%
Administrative                                                                             0.25%
Distribution                                                                               0.20%
                                                                                           ----
Total annual expenses                                                                      1.20%
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge
   If your account value on a contract date anniversary is less than $50,000(1)            $ 30
   If your account value on a contract date anniversary is $50,000 or more                 $  0
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of contributions (deducted if you                        Contract
surrender your contract or make certain withdrawals. The withdrawal                         year
charge percentage we use is determined by the contract year in which                        1    7.00%
you make the withdrawal or surrender your contract. For each contri-                        2    7.00%
bution, we consider the contract year in which we receive that                              3    6.00%
contribution to be "contract year 1.")(2)                                                   4    6.00%
                                                                                            5    5.00%
                                                                                            6    3.00%
                                                                                            7    1.00%
                                                                                            8+   0.00%
 Charge if you elect a Variable Immediate Annuity payout option                             $350
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT THE OPTIONAL BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary).
   Standard death benefit                                                                  0.00%
   Annual Ratchet to age 85                                                                0.20% of the Annual Ratchet to age
                                                                                             85 benefit base
   6% Roll-up to age 85                                                                    0.35% of the 6% roll-up to age 85
                                                                                             benefit base
   Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85                             0.45% of the greater of the 6%
                                                                                             roll-up to age 85 benefit base or the
                                                                                             Annual Ratchet to age 85 benefit

------------------------------------------------------------------------------------------------------------------------------------
LIVING BENEFIT CHARGE (calculated as a percentage of the applicable
benefit base. Deducted annually on each contract date anniversary)                         0.45%
------------------------------------------------------------------------------------------------------------------------------------
PROTECTION PLUS BENEFIT CHARGE (calculated as a percentage of the
account value. Deducted annually on each contract date anniversary)                        0.35%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 11

THE TRUSTS ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NET
                                                                                                 TOTAL ANNUAL
                                          MANAGEMENT FEES                      OTHER EXPENSES   EXPENSES (AFTER
                                          (AFTER EXPENSE                       (AFTER EXPENSE       EXPENSE
 PORTFOLIO NAME                           LIMITATION)(3)      12B-1 FEES(4)    LIMITATION)(5)   LIMITATION)(6)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                        0.25%
EQ/Alliance Common Stock                        %          0.25%
EQ/Alliance Global                                         0.25%
EQ/Alliance Growth and Income                              0.25%
EQ/Alliance Growth Investors                               0.25%
EQ/Alliance High Yield                                     0.25%
EQ/Alliance International                                  0.25%
EQ/Alliance Money Market                                   0.25%
EQ/Alliance Premier Growth                                 0.25%
EQ/Alliance Quality Bond                                   0.25%
EQ/Alliance Small Cap Growth                               0.25%
EQ/Alliance Technology                                     0.25%
EQ/AXP New Dimensions                                      0.25%
EQ/AXP Strategy Aggressive                                 0.25%
EQ/Balanced                                                0.25%
EQ/Bernstein Diversified Value                             0.25%
EQ/Calvert Socially Responsible                            0.25%
EQ/Capital Guardian International                          0.25%
EQ/Capital Guardian U.S. Equity                            0.25%
EQ/Emerging Markets Equity                                 0.25%
EQ/Equity 500 Index                                        0.25%
EQ/Evergreen Omega                                         0.25%
EQ/FI Mid Cap                                              0.25%
EQ/FI Small/Mid Cap Value                                  0.25%
EQ/International Equity Index                              0.25%
EQ/J.P. Morgan Core Bond                                   0.25%
EQ/Janus Large Cap Growth                                  0.25%
EQ/Lazard Small Cap Value                                  0.25%
EQ/Marsico Focus                                           0.25%
EQ/Mercury Basic Value Equity                              0.25%
EQ/MFS Emerging Growth Companies                           0.25%
EQ/MFS Investors Trust                                     0.25%
EQ/MFS Research                                            0.25%
EQ/Putnam Growth & Income Value                            0.25%
EQ/Putnam International Equity                             0.25%
EQ/Putnam Investors Growth                                 0.25%
EQ/Small Company Index                                     0.25%
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                  0.25%
AXA Premier VIP Health Care                                0.25%
AXA Premier VIP International Equity                       0.25%
AXA Premier VIP Large Cap Growth                           0.25%
AXA Premier VIP Large Cap Core Equity                      0.25%
AXA Premier VIP Large Cap Value                            0.25%
AXA Premier VIP Small/Mid Cap Growth                       0.25%
AXA Premier VIP Small/Mid Cap Value                        0.25%
AXA Premier VIP Technology                                 0.25%
------------------------------------------------------------------------------------------------------------------------------------

Notes:

(1) During the first two contract years this charge is equal to the lesser of $30 or 2% of your account value if it applies. Thereafter, the charge is $30 for each contract year.

(2) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount and upon surrender of a contract.

(3) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (6) for any expense limitation agreement information.

(4) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.


12 Fee table

(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001, thus, "Other Expenses" shown are estimated. See footnote (6) for any expense limitation agreement information.

(6) Equitable Life, the Trusts' manager, has entered into an expense limitation agreement with respect to certain Portfolios which is effective from May
    1, 2002 through April 30, 2003. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amounts shown for the _______________ Portfolios reflect a ____% decrease in the Portfolios' expense waivers. The amounts shown for the __________________ Portfolios reflect a _____% decrease in the Portfolio's expense waiver. These decreases in the expense waivers will be effective on May 1, 2002. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.




--------------------------------------------------------------------------------
                                            MANAGEMENT         OTHER EXPENSES
                                        FEES (BEFORE ANY     (BEFORE ANY FEE
                                           FEE WAIVERS        WAIVERS AND/OR
                                         AND/OR EXPENSE          EXPENSE
 PORTFOLIO NAME                          REIMBURSEMENTS)     REIMBURSEMENTS)
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth                                 0.05%
EQ/Alliance Technology                                     0.06%
EQ/AXP New Dimensions
EQ/AXP Strategy Aggressive
EQ/Balanced                                                0.08%
EQ/Bernstein Diversified Value                             0.15%
EQ/Calvert Socially Responsible
EQ/Capital Guardian International                          0.20%
EQ/Capital Guardian U.S. Equity                            0.11%
EQ/Emerging Markets Equity                                 0.52%
EQ/Evergreen Omega                                         0.83%
EQ/FI Mid Cap                                              0.27%
EQ/FI Small/Mid Cap Value                                  0.19%
EQ/International Equity Index                              0.44%
EQ/J.P. Morgan Core Bond                                   0.11%
EQ/Janus Large Cap Growth                                  0.22%
EQ/Lazard Small Cap Value                                  0.14%
EQ/Marsico Focus
EQ/Mercury Basic Value Equity                              0.10%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            MANAGEMENT         OTHER EXPENSES
                                        FEES (BEFORE ANY     (BEFORE ANY FEE
                                           FEE WAIVERS        WAIVERS AND/OR
                                         AND/OR EXPENSE          EXPENSE
 PORTFOLIO NAME                          REIMBURSEMENTS)     REIMBURSEMENTS)
--------------------------------------------------------------------------------
EQ/MFS Investors Trust                                     0.13%
EQ/MFS Research                                            0.07%
EQ/Putnam Growth & Income Value                            0.12%
EQ/Putnam International Equity                             0.22%
EQ/Putnam Investors Growth                                 0.10%
EQ/Small Company Index                                     0.43%
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Premier VIP Core Bond             0.60%                0.55%
AXA Premier VIP Health Care           1.20%                0.25%
AXA Premier VIP International
Equity                                1.05%                0.15%
AXA Premier VIP Large Cap Growth      0.90%                0.45%
AXA Premier VIP Large Cap Core
Equity                                0.90%                0.45%
AXA Premier VIP Large Cap Value       0.90%                0.45%
AXA Premier VIP Small/Mid Cap
Growth                                1.10%                0.40%
AXA Premier VIP Small/Mid Cap
Value                                 1.10%                0.40%
AXA Premier VIP Technology            1.20%                0.25%
--------------------------------------------------------------------------------


                                                                   Fee table  13

EXAMPLES

The examples below show the expenses that a hypothetical contract owner (who has elected Living Benefit with the enhanced death benefit that provides for the largest death benefit computed using the 6% Roll-up to age 85 or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $_____ per $1,000.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of the Trusts in the table, above, for the entire one, three, five and ten year periods (as applicable) included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.



-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE END   IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                           OF EACH PERIOD SHOWN, THE EXPENSES          THE END OF EACH PERIOD SHOWN, THE
                                                        WOULD BE:                              EXPENSES WOULD BE:
                                      ---------------------------------------------------------------------------------------------
 PORTFOLIO NAME                          1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock
EQ/Alliance Common Stock
EQ/Alliance Global
EQ/Alliance Growth and Income
EQ/Alliance Growth Investors
EQ/Alliance High Yield
EQ/Alliance International
EQ/Alliance Money Market
EQ/Alliance Premier Growth
EQ/Alliance Quality Bond
EQ/Alliance Small Cap Growth
EQ/Alliance Technology
EQ/AXP New Dimensions
EQ/AXP Strategy Aggressive
EQ/Balanced
EQ/Bernstein Diversified Value
EQ/Calvert Socially Responsible
EQ/Capital Guardian International
EQ/Capital Guardian U.S. Equity
EQ/Emerging Markets Equity
EQ/Equity 500 Index
EQ/Evergreen Omega
EQ/FI Mid Cap
EQ/FI Small/Mid Cap Value
EQ/International Equity Index
EQ/Janus Large Cap Growth
EQ/J.P. Morgan Core Bond
EQ/Lazard Small Cap Value
EQ/Marsico Focus
EQ/Mercury Basic Value Equity
EQ/MFS Emerging Growth Companies
EQ/MFS Investors Trust
EQ/MFS Research
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
AXA Premier VIP Health Care
AXA Premier VIP International Equity
AXA Premier VIP Large Cap Core Equity
AXA Premier VIP Large Cap Growth
AXA Premier VIP Large Cap Value
AXA Premier VIP Small/Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------

14 Fee table

-----------------------------------------------------------------------------------------------------------------------------------
                                      IF YOU SURRENDER YOUR CONTRACT AT THE END   IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                         OF EACH PERIOD SHOWN, THE EXPENSES          THE END OF EACH PERIOD SHOWN, THE
                                                      WOULD BE:                              EXPENSES WOULD BE:
                                      ---------------------------------------------------------------------------------------------
 PORTFOLIO NAME                        1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value
AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money" later in this Prospectus.


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example for "if you do not surrender your contract" would, in each case, be increased by $_____ based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses" later in this Prospectus.


                                                                    Fee table 15

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                 FOR ANNUITANT                MINIMUM
CONTRACT TYPE    ISSUE AGES                  CONTRIBUTIONS          SOURCE OF CONTRIBUTIONS         LIMITATIONS ON CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 90                 $5,000 (initial)      o After-tax money.               o For annuitants up to age 83
                 0 through 85 in New York     $ 500 (additional)                                       at contract issue, additional
                 and Pennsylvania                                   o Paid to us by check or           contributions may be made
                                                                      transfer of contract value       up to age 84.
                                                                      in a tax-deferred exchange
                                                                      under Section 1035 of the      o For annuitants age 84 and
                                                                      Internal Revenue Code.           older at contract issue
                                                                                                       additional contributions may
                                                                                                       be made up to one year
                                                                                                       beyond the annuitant's issue
                                                                                                       age.
-----------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 90               o  $5,000 (initial)    o Eligible rollover distribu-    o For annuitants up to age 83
                 20 through 85 in New York   o  $500 (additional)     tions from TSA contracts or      at contract issue, additional
                 and Pennsylvania                                     other 403(b) arrangements,       contributions may be made
                                                                      qualified plans, and govern-     up to age 84.
                                                                      mental EDC plans.
                                                                                                     o For annuitants age 84 and
                                                                    o Rollovers from another           older at contract issue addi-
                                                                      traditional individual retire-   tional contributions may be
                                                                      ment arrangement.                made up to one year beyond
                                                                                                       your issue age.
                                                                    o Direct custodian-to-
                                                                      custodian transfers from       o Contributions after age 70-
                                                                      another traditional indi-        1/2 must be net of required
                                                                      vidual retirement                minimum distributions.
                                                                      arrangement.
                                                                                                     o Although we accept regular
                                                                    o Regular IRA contributions.       IRA contributions (limited to
                                                                                                       $3,000 for the calendar year
                                                                    o For the calendar year 2002,      2002) under rollover IRA
                                                                      additional "catch-up" con-       contracts, we intend that
                                                                      tributions.                      this contract be used prima-
                                                                                                       rily for rollover and direct
                                                                                                       transfer contributions.

                                                                                                     o Additional catch-up contri-
                                                                                                       butions totalling up to $500
                                                                                                       can be made for the calen-
                                                                                                       dar year 2002 where the
                                                                                                       owner is at least age 50 but
                                                                                                       under age 70-1/2 at any time
                                                                                                       during 2002.
-----------------------------------------------------------------------------------------------------------------------------------

16 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                 FOR ANNUITANT                MINIMUM
CONTRACT TYPE    ISSUE AGES                  CONTRIBUTIONS          SOURCE OF CONTRIBUTIONS         LIMITATIONS ON CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 90              $5,000 (initial)       o Rollovers from another        o For annuitants up to age 83
IRA                                                                   Roth IRA.                       at contract issue, additional
                  20 through 85 in New York  $  500 (additional)                                      contributions may be made
                  and Pennsylvania                                  o Conversion rollovers from a     up to age 84.
                                                                      traditional IRA.
                                                                                                    o For annuitants age 84 and
                                                                    o Direct transfers from           older at contract issue addi-
                                                                      another Roth IRA.               tional contributions may be
                                                                                                      made up to one year beyond
                                                                    o Regular Roth IRA                your issue age.
                                                                      contributions
                                                                                                    o Conversion rollovers after
                                                                    o For the calendar year 2002,     age 70-1/2 must be net of
                                                                      additional catch-up contri-     required minimum distribu-
                                                                      butions.                        tions for the traditional IRA
                                                                                                      you are rolling over.

                                                                                                    o You cannot roll over funds
                                                                                                      from a traditional IRA if your
                                                                                                      adjusted gross income is
                                                                                                      $100,000 or more.

                                                                                                    o Although we accept regular
                                                                                                      Roth IRA contributions (lim-
                                                                                                      ited to $3,000 for the
                                                                                                      calendar year 2002) under
                                                                                                      Roth IRA contracts, we
                                                                                                      intend that this contract be
                                                                                                      used primarily for rollover
                                                                                                      and direct transfer
                                                                                                      contributions.

                                                                                                    o Additional catch-up contri-
                                                                                                      butions totalling up to $500
                                                                                                      can be made for the calen-
                                                                                                      dar year 2002 where the
                                                                                                      owner is at least age 50 but
                                                                                                      under age 70-1/2at any time
                                                                                                      during 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Rollover TSA     20 through 90               $5,000 (initial)       o Direct transfers of pre-tax   o For annuitants up to age 83
                                                                      funds from another contract     at contract issue, additional
                 20 through 85 in New York   $  500 (additional)      or arrangement under Sec-       contributions may be made
                 and Pennsylvania                                     tion 403(b) of the Internal     up to age 84.
                                                                      Revenue Code, complying
                                                                      with IRS Revenue Ruling       o For annuitants age 84 and
                                                                      90-24.                          older at contract issue addi-
                                                                                                      tional contributions may be
                                                                    o Eligible rollover distribu-     made up to one year beyond
                                                                      tions of pre-tax funds from     your issue age.
                                                                      other 403(b) plans, quali-
                                                                      fied plans, governmental      o Rollover or direct transfer
                                                                      EDC plans and traditional       contributions after age 70-1/2
                                                                      IRAs.                           must be net of any required
                                                                                                      minimum distributions.

                                                                                                    o Employer-remitted contribu-
                                                                                                      tions are not permitted.

This contract may not be available in your state.
-----------------------------------------------------------------------------------------------------------------------------------

                                              Contract features and benefits 17

-----------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                 FOR ANNUITANT                MINIMUM
CONTRACT TYPE    ISSUE AGES                  CONTRIBUTIONS          SOURCE OF CONTRIBUTIONS         LIMITATIONS ON CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
QP               20 through 75               $5,000 (initial)       o Only transfer contributions   o Regular ongoing payroll
                                                                      from an existing qualified      contributions are not
                                             $  500 (additional)      plan trust as a change of       permitted.
                                                                      investment vehicle under
                                                                      the plan.                     o Only one additional transfer
                                                                                                      contribution may be made
                                                                    o The plan must be qualified      during a contract year.
                                                                      under Section 401(a) of the
                                                                      Internal Revenue Code.        o No additional transfer con-
                                                                                                      tributions after age 76.
                                                                    o For 401(k) plans, trans-
                                                                      ferred contributions may      o For defined benefit plans,
                                                                      only include employee pre-      employee contributions are
                                                                      tax contributions.              not permitted, and we will
                                                                                                      not accept contributions that
                                                                                                      fund more than 80% of the
                                                                                                      actuarial value of the plan
                                                                                                      participant/employee's nor-
                                                                                                      mal retirement benefit.

                                                                                                    o Contributions after age 70-1/2
                                                                                                      must be net of any required
                                                                                                      minimum distributions.

See Appendix I at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Premium  20 through 70     o $2,000 (initial)            o Regular traditional IRA        o No regular IRA contributions
IRA                                                                 contributions.                   in the calendar year you turn
                                    o $50 (additional after the                                      age 70-1/2 and thereafter.
                                      first contract year)        o For the calendar year 2002,
                                                                    additional catch-up            o Total regular contributions
                                                                    contributions.                   may not exceed $3,000 for
                                                                                                     the calendar year 2002.
                                                                  o Eligible rollover distribu-
                                                                    tions from TSA contracts or    o No additional rollover or
                                                                    other 403(b) arrangements,       direct transfer contributions
                                                                    qualified plans, and govern-     after age 71.
                                                                    mental EDC plans.
                                                                                                   o Rollover and direct transfer
                                                                  o Rollovers from another          contributions after age 70-1/2
                                                                    traditional individual retire-  must be net of required
                                                                    ment arrangement.               minimum distributions.

                                                                  o Direct custodian-              o Although we accept rollover
                                                                    to-custodian transfers from      and direct transfer contribu-
                                                                    another traditional indi-        tions under the Flexible
                                                                    vidual retirement                Premium IRA contract, we
                                                                    arrangement.                     intend that this contract be
                                                                                                     used for ongoing regular
                                                                                                     contributions.

                                                                                                   o Additional catch-up contri-
                                                                                                     butions totalling up to $500
                                                                                                     can be made for the calen-
                                                                                                     dar year 2002 where the
                                                                                                     owner is at least age 50 but
                                                                                                     under age 70-1/2 at any time
                                                                                                     during 2002.
-----------------------------------------------------------------------------------------------------------------------------------

18 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                 FOR ANNUITANT                MINIMUM
CONTRACT TYPE    ISSUE AGES                  CONTRIBUTIONS               SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Premium  20 through 90           o $  2,000 (initial)       o Regular after-tax            o For annuitants up to age 83
Roth IRA                                                               contributions.                 at contract issue, additional
                  20 through 85 in New    o $50 (additional after the                                 contributions may be made
                  York and Pennsylvania     first contract year)     o For the calendar year 2002,    up to age 84.
                                                                       additional catch-up
                                                                       contributions.               o For annuitants age 84 and
                                                                                                      older at contract issue addi-
                                                                     o Rollovers from another         tional contributions may be
                                                                       Roth IRA.                      made up to one year beyond
                                                                                                      your issue age.
                                                                     o Conversion rollovers from a
                                                                       traditional IRA.             o Total regular contributions
                                                                                                      may not exceed $3,000 for
                                                                     o Direct transfers from          the calendar year 2002.
                                                                       another Roth IRA.
                                                                                                    o Contributions are subject to
                                                                                                      income limits and other tax
                                                                                                      rules.

                                                                                                    o Although we accept rollover
                                                                                                      and direct transfer contribu-
                                                                                                      tions under the Flexible
                                                                                                      Premium Roth IRA contract,
                                                                                                      we intend that this contract
                                                                                                      be used for ongoing regular
                                                                                                      Roth IRA contributions.
                                                                                                      o Additional catch-up contri-
                                                                                                      butions totalling up to $500
                                                                                                      can be made for the calen-
                                                                                                      dar year 2002 where the
                                                                                                      owner is at least age 50 but
                                                                                                      under age 70-1/2 at any time
                                                                                                      during 2002.
-----------------------------------------------------------------------------------------------------------------------------------

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator(R) contracts with the same annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


                                               Contract features and benefits 19

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix I at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's QP or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the registered representative submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. We may, however, close due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest account, the fixed maturity options, and the account for special dollar cost averaging.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options.
--------------------------------------------------------------------------------


20  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

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EQ ADVISORS TRUST:
PORTFOLIO NAME                       OBJECTIVE                                                  ADVISER(S)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                 Long-term growth of capital                                 Alliance Capital Management, L.P.
                                                                                                Marsico Capital Management, LLC
                                                                                                MFS Investment Management
                                                                                                Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock            Long-term growth of capital and increasing income           Alliance Capital Management, L.P.
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EQ/Alliance Global                  Long-term growth of capital                                 Alliance Capital Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income       High total return through investments primarily in          Alliance Capital Management, L.P.
                                    dividend-paying stocks of good quality, although the
                                    portfolio may also invest in fixed income and convertible
                                    securities
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors        High total return consistent with the adviser's determina-  Alliance Capital Management, L.P.
                                    tion of reasonable risk
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EQ/Alliance High Yield              High total return through a combination of current          Alliance Capital Management, L.P.
                                    income and capital appreciation by investing generally in
                                    high yield securities
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International           Long-term growth of capital                                 Alliance Capital Management, L.P.
                                                                                                (including through its Bernstein
                                                                                                Investment Research and Management
                                                                                                Unit)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market            High level of current income, preserve its assets and       Alliance Capital Management, L.P.
                                    maintain liquidity
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth          Long-term growth of capital                                 Alliance Capital Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond            High current income consistent with preservation of         Alliance Capital Management, L.P.
                                    capital
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth        Long-term growth of capital                                 Alliance Capital Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology              Long-term growth of capital                                 Alliance Capital Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions               Long-term growth of capital                                 American Express Financial
                                                                                                Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive          Long-term growth of capital                                 American Express Financial
                                                                                                Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                         High return through both appreciation of capital and        Alliance Capital Management, L.P.
                                    current income                                              Capital Guardian Trust Company
                                                                                                Jennison Associates, LLC
                                                                                                Mercury Advisors
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value      Capital appreciation                                        Alliance Capital Management, L.P.,
                                                                                                through its Bernstein Investment
                                                                                                Research and Management Unit
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EQ/Calvert Socially Responsible     Long-term capital appreciation                              Calvert Asset Management Company,
                                                                                                Inc.
                                                                                                Brown Capital Management, Inc.
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EQ/Capital Guardian International   Long-term growth of capital by investing primarily in       Capital Guardian Trust Company
                                    non-United States equity securities
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                                               Contract features and benefits 21

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EQ ADVISORS TRUST:
PORTFOLIO NAME                       OBJECTIVE                                                  ADVISER(S)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity   Long-term growth of capital                                   Capital Guardian Trust Company
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EQ/Emerging Markets Equity        Long-term capital appreciation                                Morgan Stanley Asset Management
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EQ/Equity 500 Index               Total return before expenses that approximates the total      Alliance Capital Management, L.P.
                                  return performance of the S&P 500 Index including rein-
                                  vestment of dividends, at a risk level consistent with that of the S&P 500 Stock Index
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EQ/Evergreen Omega                Long-term capital growth                                      Evergreen Investment Management
                                                                                                Company, LLC
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EQ/FI Mid Cap                     Long-term growth of capital                                   Fidelity Management & Research
                                                                                                Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value         Long-term capital appreciation                                Fidelity Management & Research
                                                                                                Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index     Replicate as closely as possible (before deduction of port-   Deutsche Asset Management, Inc.
                                  folio expenses) the total return of the Morgan Stanley
                                  Capital International Europe, Australia, Far East Index
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EQ/J.P. Morgan Core Bond          High total return consistent with moderate risk               J.P. Morgan Investment Management,
                                  of capital and maintenance of liquidity                       Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         Long-term growth in a manner that is consistent with          Janus Capital Corporation
                                  preservation of capital
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EQ/Lazard Small Cap Value         Capital appreciation                                          Lazard Asset Management
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EQ/Marsico Focus                  Long-term growth of capital                                   Marsico Capital Management, LLC
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EQ/Mercury Basic Value Equity     Capital appreciation and secondarily, income                  Mercury Advisors
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth            Long-term capital growth                                      MFS Investment Management
 Companies
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust            Long-term growth of capital with a secondary objective        MFS Investment Management
                                  to seek reasonable current income
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EQ/MFS Research                   Long-term growth of capital and future income                 MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income         Capital growth, current income is a secondary objective       Putnam Investment Management, LLC
 Value
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EQ/Putnam International Equity    Capital appreciation                                          Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth        Long-term growth of capital and any increased income          Putnam Investment Management, LLC
                                  that results from this growth
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EQ/Small Company Index            Replicate as closely as possible (before deduction of port-   Deutsche Asset Management, Inc.
                                  folio expenses) the total return of the Russell 2000 Index
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AXA PREMIER VIP TRUST:
PORTFOLIO NAME                    OBJECTIVE                                                     ADVISER(S)
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond         High level of current income consistent with a prudent        BlackRock Advisors, Inc.
                                  level of risk                                                 Pacific Investment Management
                                                                                                Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care       Long-term growth of capital                                   AIM Capital Management, Inc.
                                                                                                Dresdner RCM Global Investors, LLC
                                                                                                Wellington Management Company, LLP
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22 Contract features and benefits

PORTFOLIOS OF THE TRUSTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
PORTFOLIO NAME                       OBJECTIVE                                  ADVISER(S)
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International     Long-term growth of capital                   Alliance Capital Management, L.P., through its
 Equity                                                                         Bernstein Investment Research and Manage-
                                                                                ment Unit
                                                                                Bank of Ireland Asset Management (U.S.), Ltd.
                                                                                OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core    Long-term growth of capital                   Alliance Capital Management, L.P., through its
 Equity                                                                         Bernstein Investment Research and Manage-
                                                                                ment Unit
                                                                                Janus Capital Corporation
                                                                                Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap         Long-term growth of capital                   Alliance Capital Management, L.P.
 Growth                                                                         Dresdner RCM Global Investors, LLC
                                                                                TCW Investment Management Company
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value   Long-term growth of capital                   Alliance Capital Management, L.P.
                                                                                Institutional Capital Corporation (ICAP)
                                                                                MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap     Long-term growth of capital                   Alliance Capital Management, L.P.
 Growth                                                                         MFS Investment Management
                                                                                RS Investment Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap     Long-term growth of capital                   AXA Rosenberg Investment Management, LLC
 Value                                                                          The Boston Company Asset Management, LLC
                                                                                TCW Investment Management Company
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AXA Premier VIP Technology        Long-term growth of capital                   Alliance Capital Management, L.P.
                                                                                Dresdner RCM Global Investors, LLC
                                                                                Firsthand Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this Prospectus.

                                               Contract features and benefits 23

GUARANTEED INTEREST ACCOUNT

The guaranteed interest account is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest account. This rate is guaranteed for a specified period.

Therefore, different interest rates may apply to different amounts in the guaranteed interest account.

We credit interest daily to amounts in the guaranteed interest account. There are three levels of interest in effect at the same time in the guaranteed interest account:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

The minimum yearly guaranteed interest rate is 3% for 2002. The yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. Current interest rates will never be less than the yearly guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. You can allocate your contributions to one or more of these fixed maturity options. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this prospectus in "More information."

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied the rate to maturity is 3% or less.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for transfers from the variable investment options or the guaranteed interest account into a fixed maturity option or subsequent contributions to the contract.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 15 but not more than 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest account; or

(b) withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


24  Contract features and benefits

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix II at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than 3%. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance, or dollar cost averaging.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest account and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. However, the total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on March 15, 2002 you chose the fixed maturity option with a maturity date of March 15, 2011, since the rate to maturity was . % on March 15, 2002, we would have allocated
$ ,   .   to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing a Rollover IRA, Flexible Premium IRA, QP, or Rollover TSA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, or your other traditional IRA or TSA funds are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus.


Please check with your financial professional if the principal assurance allocation feature is available in your state. Also, you may not elect principal assurance if the special dollar cost averaging program is in effect.


DOLLAR COST AVERAGING

We offer two dollar cost averaging programs. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Subject to state availability, under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. You may elect to participate in the special dollar cost averaging program at any time subject to the age limitation on contributions described in
Section 1 of this prospectus. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging


                                              Contract features and benefits  25
program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest account or fixed maturity options according to your instructions.

The only amounts that should be transferred from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest account or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Alliance Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Alliance Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Alliance Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Alliance Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

                      ----------------------------------

You may not elect dollar cost averaging or special dollar cost averaging if you are participating in the rebalancing program. See "Transfers among investment options" later in this Prospectus. You may not elect the special dollar cost averaging program if the principal assurance program is in effect.


YOUR BENEFIT BASE

A benefit base is used to calculate the guaranteed minimum income benefit and any death benefit, as described in this section. See also "Our Living Benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

6% ROLL UP TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  plus

o daily interest; less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The effective annual interest rate credited to this benefit base is:

o 6% (3% in Washington for purposes of calculating the guaranteed minimum death benefit only) with respect to the variable investment options (other than AXA Premier VIP Core Bond, EQ/Alliance Money Market, EQ/Alliance Quality Bond, EQ/Alliance High Yield and EQ/J.P. Morgan Core Bond) and the account for special dollar cost averaging; and

o 3% for the benefit base with respect to the AXA Premier VIP Core Bond, EQ/Alliance Money Market, EQ/Alliance Quality Bond, EQ/Alliance High Yield and EQ/J.P. Morgan Core Bond, the fixed maturity options, the guaranteed interest account and the loan reserve account under Rollover TSA (if applicable).

No interest is credited after the annuitant is age 85.

For purposes of the Annual ratchet to age 85 enhanced death benefit option, your benefit base is equal to the greater of:

o your initial contribution to the contract (plus any additional contributions),
                                       or

o your highest account value on any contract anniversary up to the contract anniversary following the annuitant's 85th birthday, less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your


26  Contract features and benefits
   guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

GREATER OF 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll up to age 85 or the Annual ratchet to age 85, as described immediately above, on each contract anniversary, less any applicable withdrawal charge remaining when you exercise your guaranteed minimum income benefit.

--------------------------------------------------------------------------------
Your benefit base is not an account value or a cash value.
--------------------------------------------------------------------------------

ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our baseBUILDER option" and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR LIVING BENEFIT OPTION

The Living Benefit option offers you a guaranteed minimum income benefit. The Living Benefit is available if the annuitant is between the ages of 20 and 75 at the time the contract is issued. There is an additional charge for the Living Benefit which is described under "Living Benefit charge" in "Charges and expenses" later in this Prospectus. Living Benefit is currently not available in some states. Please ask your registered representative if Living Benefit is available in your state.

The guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or an Income Manager level payment life with a period certain payout option subject to state availability. For contracts issued in Washington, the Income Manager payout feature is not available. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your guaranteed minimum income benefit. The maximum period certain available under the Income Manager payout option is 10 years. This period may be shorter, depending on the annuitant's age when you exercise your guaranteed minimum income benefit and the type of contract you own. We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive under the life annuity payout option will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your guaranteed minimum income benefit base less outstanding loan plus accrued interest (applies to Rollover TSA only), at guaranteed annuity purchase factors, or (ii) the income provided by applying your actual account value at our then current annuity purchase factors.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. You will begin receiving payments one payment period after the annuity payout option is issued. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death. There is no continuation of benefits following the annuitant's (or joint annuitant's, if applicable) death.

Before you elect Living Benefit, you should consider the fact that the guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

You should also consider that the guaranteed annuity purchase factors we use to determine your Income Manager benefit under Living Benefit are more conservative than the guaranteed annuity purchase factors we use for the Income Manager payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Living Benefit Income Manager will be smaller than each periodic payment under the Income Manager payout annuity option.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll up to age 85 benefit base, the table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the AXA Premier VIP Core Bond, EQ/J.P. Morgan Core Bond, EQ/Alliance Money Market, EQ/Alliance Quality Bond, EQ/Alliance High Yield and the guaranteed interest account or the fixed maturity options.

--------------------------------------------------------------
                                GUARANTEED MINIMUM
      CONTRACT DATE        INCOME BENEFIT -- ANNUAL
 ANNIVERSARY AT EXERCISE   INCOME PAYABLE FOR LIFE
--------------------------------------------------------------
            10            $11,891
            15            $18,597
--------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You may notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us in order to exercise this benefit. The amount of income you actually receive will be determined


                                              Contract features and benefits  27
when we receive your request to exercise the benefit. You will begin receiving payments one payment period after the annuity payout contract is issued.

You (or the successor annuitant/owner, if applicable) will be eligible to exercise the guaranteed minimum income benefit as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 85th birthday;

(ii) if the annuitant was age 75 when the contract was issued, the only time you may exercise the guaranteed minimum income benefit is within 30 days following the first contract date anniversary that it becomes available;

(iii) if the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Living Benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the guaranteed minimum income benefit can be exercised; and

(iv) For QP and Rollover TSA contracts, if you are eligible to exercise your guaranteed minimum income benefit, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract.


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment OR the Standard death benefit, whichever provides the highest amount. The Standard death benefit is equal to your total contributions, less withdrawals (and any associated withdrawal charges), and any taxes that apply.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or your elected enhanced death benefit on the date of the annuitant's death, less any subsequent withdrawals, withdrawal charges and taxes that apply, whichever provides the highest amount.


DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 84 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 84 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

Subject to state availability, you may elect: the "6% Roll up to age 85 enhanced death benefit," the "Annual ratchet to age 85", or the enhanced death benefit that provides for the greater of the two, when you apply for a contract. Once you have made your election, you may not change it.

6% ROLL UP TO AGE 85. This enhanced death benefit is equal to the benefit base for this enhanced benefit described earlier in "Your benefit base."

ANNUAL RATCHET TO AGE 85. This enhanced death benefit is equal to the benefit base for this enhanced benefit described earlier in "Your benefit base."

THE GREATER OF THE 6% ROLL UP TO AGE 85 AND THE ANNUAL RATCHET TO AGE 85. This enhanced death benefit is equal to the benefit base for this enhanced benefit described earlier in "Your benefit base," except that there is no applicable withdrawal charge.

The standard death benefit is the only death benefit available for annuitant ages 85 through 90 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts.

                      ----------------------------------

Please see "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for information on how withdrawals affect your guaranteed minimum death benefit.

See Appendix III at the end of this Prospectus for an example of how we calculate the enhanced death benefit.


PROTECTION PLUS

Subject to state and contract availability, if you are purchasing a contract under which the Protection Plus feature is available, you may elect the Protection Plus death benefit at the time you purchase your contract. Protection Plus provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential consequences of electing to purchase the Protection Plus feature in an NQ, IRA or Rollover TSA contract.

If the annuitant is 70 or younger when we issue your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant, the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:

o 40% of such death benefit less total net contributions

28  Contract features and benefits

For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is between the ages of 71 and 79 when we issue your contract (or if the successor owner/annuitant is between the ages of 71 and 79 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:

25% of such death benefit (as described above) less total net contributions

The value of the Protection Plus death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Protection Plus must be elected when the contract is first issued: neither the owner nor the Successor/Owner Annuitant can add it subsequently. Ask your financial professional if this feature is available in your state.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest account, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any guaranteed interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  29

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options; (ii) the guaranteed interest account; (iii) market adjusted amounts in the fixed maturity options; (iv) value in the account for special dollar cost averaging; and (v) value you have in the loan reserve account (applies for Rollover TSA contracts only). These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions;

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) decreased to reflect a transfer of your loan amount to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Living Benefit and/or Protection Plus benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST ACCOUNT

Your value in the guaranteed interest account at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


30  Determining your contract's value

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.
o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.
o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.
o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

The maximum amount that may be transferred from the GIA to any investment option in any contract year is the greater of:

(a) 25% of the amount you have in the GIA on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the GIA to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred into the GIA during that contract year.

You may request a transfer in writing, or by telephone using TOPS. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the Accumulator(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional or other financial adviser before electing the program.
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You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

You may not elect the rebalancing program if you are participating in the dollar cost averaging or special dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the guaranteed interest account or fixed maturity options.


                            Transferring your money among investment options  31

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.



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                                    METHOD OF WITHDRAWAL
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                                                                 LIFETIME
                                                                REQUIRED
                                              SUBSTANTIALLY     MINIMUM
 CONTRACT           LUMP SUM    SYSTEMATIC        EQUAL       DISTRIBUTION
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NQ                    Yes          Yes             No              No
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Rollover IRA          Yes          Yes             Yes            Yes
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Flexible
 Premium IRA          Yes          Yes             Yes            Yes
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Roth Conversion
 IRA                  Yes          Yes             Yes             No
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Flexible Premium
 Roth IRA             Yes          Yes             Yes             No
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QP                    Yes           No             No             Yes
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Rollover TSA*         Yes          Yes             No             Yes
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* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300. If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below.

Lump sum withdrawals in excess of the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus) may be subject to a withdrawal charge. Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA and all IRA contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions)

You may take systematic withdrawals on a monthly, quarterly, or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly, and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(All IRA contracts)

The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delay payment of the penalty.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals. The payments will be made monthly, quarterly, or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.


32  Accessing your money

Substantially equal withdrawals are not subject to a withdrawal charge.


LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(Rollover IRA, Flexible Premium IRA, QP, and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2. The minimum amount we will pay out is $250. You may elect the method you want us to use to calculate your minimum distribution withdrawals from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. See the "Required minimum distributions" section in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

We do not impose a withdrawal charge on minimum distribution withdrawals except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

We will calculate your annual payment based on your account value at the end of the prior calendar year based on the method you choose.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

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For Rollover IRA, Flexible Premium IRA, QP, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest account. If there is insufficient value or no value in the variable investment options and guaranteed interest account, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first and then from the account for special dollar cost averaging. A market value adjustment may apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

INCOME BENEFIT AND DEATH BENEFIT

Your applicable benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 6% or less of the guaranteed minimum death benefit on the most recent contract date anniversary. Any portion of a withdrawal that causes the sum of your withdrawals in a contract year to exceed 6% of the guaranteed minimum death benefit on the most recent contract date anniversary and any subsequent withdrawals in that same contract year will reduce your applicable benefit base on a pro rata basis.

The timing of your withdrawals and whether they exceed the 6% threshold, described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are taking minimum distribution withdrawals.

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

                                                        Accessing your money  33

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest account. If these amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest account, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if you are exercising your guaranteed minimum income benefit under Living Benefit, your choice of payout options are those that are available under the Living Benefit (see "Our Living Benefit option" earlier in this Prospectus).



------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity (not available in
   payout options                     New York)
                                      Life annuity with period certain
------------------------------------------------------------------------------
Income Manager payout options         Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.


34  Accessing your money

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of the Trusts. The contract also offers a fixed annuity option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Both Income Manager payout options provide guaranteed level payments (NQ and IRA contracts). The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect a period certain Income Manager payout option unless withdrawal charges are no longer in effect under your Equitable Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract.

You may choose to apply only part of the account value of your Equitable Accumulator(R) contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

Depending upon your circumstances, the purchase of an Income Manager contract may be done on a tax-free basis. Please consult your tax adviser. The Income Manager payout options are not available in Washington.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator(R) is imposed if you select a period certain.
If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager payout options, no withdrawal charge is imposed under the Equitable Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. For this purpose, the year in which your account value is applied to the payout option will be "contract year 1."

For contracts issued in New York where the annuitant was age 84 or 85 at contract issue, any applicable withdrawal charge will be imposed if you select a period certain annuity.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin unless you are applying only some of your account value to an Income Manager contract. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Equitable Accumulator(R) contract


                                                        Accessing your money  35
date. Except with respect to the Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below:

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

ANNUITY MATURITY DATE. Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally:

(i) if the annuitant was not older than age 83 when the contract was issued, the contract date anniversary that follows the annuitant's 90th birthday;

(ii) if the annuitant was age 84 but not older than age 88 when the contract was issued the annuitant's age at issue plus seven years;

(iii) if the annuitant was age 89 or 90 when the contract was issued, age
      95; and

(iv)  for contracts issued in New York, by the annuitant's 90th birthday.

The above may be different in some states.

Before the last date by which annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager annuity payout option is chosen.


36  Accessing your money

5. Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge if you elect a death benefit (other than the Standard death benefit).

o On each contract date anniversary -- a charge for the Living Benefit, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o On each contract date anniversary -- a charge for Protection Plus, if you elect this optional benefit.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of .75% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest account on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If you surrender your contract during the contract year, we will deduct a pro rata portion of the charge.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


                                                        Charges and expenses  37

--------------------------------------------------------------------
                         CONTRACT YEAR
--------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------
   Percentage of
    contribution  7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please note that you may incur a withdrawal charge if your contract was issued in New York and your annuitant was age 84 or 85 at issue because you must accept distribution of your cash value beginning with the contract anniversary following the annuitant's 90th birthday.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania, the withdrawal charge will be computed in the same manner as for other contracts, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to 0% in the sixth and later contract years.

The withdrawal charge does not apply in the circumstances described below.

ANNUITANT AGES 86 THROUGH 90 WHEN THE CONTRACT IS ISSUED. The withdrawal charge does not apply under the contract if the annuitant is age 86 or older when the contract is issued.

15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value on the most recent contract date anniversary, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract.

Note the following special rule for NQ contracts issued to a charitable remainder trust:

The free withdrawal amount will equal the greater of:

(1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.

DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

Annual ratchet to age 85. If you elect the Annual ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.20% of the Annual ratchet to age 85 benefit base.

6% Roll up to age 85. If you elect the 6% Roll up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.35% of the 6% Roll up to age 85 benefit base.

Greater of 6% Roll up to age 85 or Annual ratchet to age 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.45% of the greater of the 6% Roll up to age 85 or the Annual ratchet to age 85 benefit base.

There is no additional charge for the Standard death benefit.

LIVING BENEFIT CHARGE

If you elect the Living Benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.45% of the applicable benefit base in effect on the contract date anniversary.


38  Charges and expenses

We will deduct this charge from your value in the variable investment options and the guaranteed interest account on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.


PROTECTION PLUS

If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest account on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity dates first. A market value adjustment may apply. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain applicable taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 3.5% (the rate is 1% in Puerto Rico).

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o Management fees ranging from 0.25% to 1.20%.

o 12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts following this prospectus.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit or the guaranteed minimum death benefit, or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  39

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee.

Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

The death benefit is equal to your account value, or, if greater, the applicable guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the applicable guaranteed minimum death benefit will be such guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. The death benefit will be less a deduction for any outstanding loan plus accrued interest on the date that the death benefit payment is made (applies to Rollover TSA only).


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a beneficiary spouse of the owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse can be a successor owner/annuitant. A successor owner/annuitant, can only be named under NQ and individually owned IRA contracts.

For individually owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When you are not the annuitant under an NQ contract and you die before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will automatically become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of the annuitant's death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your elected guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account


40  Payment of death benefit
value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of the annuitant's death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature).

Where an NQ contract is owned by a Living Trust, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the trust, the trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of your death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION

Upon your death under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within nine months following the date we receive proof of your death and before any other inconsistent election is made.

We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, to equal the applicable guaranteed minimum death benefit as of the date of your death, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The beneficiary continuation option is available if we have received regulatory clearance in your state. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an Accumulator(R) individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The guaranteed minimum income benefit and the death benefit provisions (including any guaranteed minimum death benefit) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, generally any remaining interest in the contract will be paid in a lump sum to the person named by the beneficiary when we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions as discussed in "Tax information" later in this Prospectus your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the 5th calendar year after your death.


                                                    Payment of death benefit  41

7.  Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator(R) contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Rollover IRA, Flexible Premium IRA, Roth Conversion IRA, Flexible Premium Roth IRA, QP, or Rollover TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA begin to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits and Living Benefit guaranteed minimum income benefit, Special Dollar Cost Averaging, selection of investment funds and fixed maturity options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. See also Appendix I at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your


42  Tax information
investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. IN SUCH A CASE THE CHARGES FOR THE PROTECTION PLUS RIDER COULD BE TREATED FOR FEDERAL INCOME TAX PURPOSES AS A PARTIAL WITHDRAWAL FROM THE CONTRACT. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator(R) NQ contract.


A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.


OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We cannot provide assurance


                                                             Tax information  43
as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

The Equitable Accumulator(R) traditional and Roth IRA contracts have been approved by the IRS as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts.


PROTECTION PLUS FEATURE

THE PROTECTION PLUS FEATURE IS OFFERED FOR IRA CONTRACTS, SUBJECT TO STATE AND CONTRACT AVAILABILITY. THE IRS APPROVAL OF THE ACCUMULATOR(R) CONTRACT AS
A TRADITIONAL IRA AND ROTH IRA, RESPECTIVELY, NOTED IN THE PARAGRAPH ABOVE DOES NOT INCLUDE THIS OPTIONAL PROTECTION PLUS FEATURE. We have filed a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. THERE IS NO ASSURANCE THAT THE CONTRACT WITH THE PROTECTION PLUS FEATURE MEETS THE IRS QUALIFICATION REQUIREMENTS FOR IRAS. IRAs generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the optional Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). YOU SHOULD DISCUSS WITH YOUR TAX ADVISER WHETHER YOU SHOULD CONSIDER PURCHASING AN ACCUMULATOR(R) IRA OR ACCUMULATOR(R) ROTH IRA WITH OPTIONAL
PROTECTION PLUS FEATURE.


CANCELLATION

You can cancel an Equitable Accumulator(R) IRA contract by following the directions under "Your right to cancel within a certain number of


44  Tax information
days" in "Contract features and benefits" earlier in the prospectus. You can cancel an Equitable Accumulator(R) Roth Conversion IRA contract issued as a result of a full conversion of an Equitable Accumulator(R) Rollover IRA or Flexible Premium IRA contract by following the instructions in the request for full conversion form. The form is available from our processing office or your financial professional. If you cancel an IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o regular contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2002. When your earnings are below $3,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you were born from July 1, 1931 to December 31, 1952 you may be eligible to make an additional "catch-up contribution" of up to $500 to your traditional IRA for 2002.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for 2002 to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during calendar year 2002.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for 2002 up to $3,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. Your fully deductible contribution can be up to $3,000 for 2002 or, if less, your earned income. (The dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions.)

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make PARTIALLY DEDUCTIBLE CONTRIBUTIONS to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contributions to your traditional IRAs.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $34,000 and $44,000 in 2002. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $54,000 and $64,000 in 2002. This range will increase every year until 2007 when the range is $80,000-$100,000.

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.

To determine the deductible amount of the contribution for 2002, you determine AGI and subtract $34,000 if you are single, or $54,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times  $3,000 (or earned   Equals   the adjusted
----------------------      x    income, if less, or   =      deductible
 divided by $10,000             $3,500, if appli              contribution
                                        cable)                limit



ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Beginning in 2002, you may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage


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of this "saver's credit" you must be 18 or over before the end of 2002, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as a traditional IRA or Roth IRA.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $3,000 per person limit for 2002. For 2002, the dollar limit is $3,500 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.


ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental 457(b) plans (beginning in 2002);

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
  and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

There are two ways to do rollovers:

o Do it yourself:
  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or severance from employment; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o a hardship withdrawal; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a non-governmental 457(b) plan and subsequently take a premature distribution.


46  Tax information

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Beginning in 2002, any after-tax contributions you have made to a qualified plan or TSA (but not a governmental 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this Prospectus under "Withdrawal, payments and transfers of funds out of traditional IRAs."


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than $3,000 for 2002 (or $3,500 if you are age 50-70-1/2); or

o regular contributions of more than earned income for the year, if that amount is under $3,000 for 2002 (or $3,500 if you are age 50-70-1/2); or

o regular contributions to a traditional IRA made after you reach age 70-1/2;
  or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds.


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   (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

Beginning in 2002, the following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax advisor.


REQUIRED MINIMUM DISTRIBUTIONS

--------------------------------------------------------------------------------
The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than 2002. Since the proposed revisions permit IRA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001, the discussion below reflects the proposed revisions.
--------------------------------------------------------------------------------

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and your life expectancy factors change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Otherwise, you will be responsible for calculating and requesting your required minimum distribution withdrawal.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70-1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.


48  Tax information

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, under the revised proposed rules, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the revised proposed rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the fifth year following the year of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit post-death distributions to be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/ CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments under a method we select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal with-


                                                             Tax information  49
drawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Equitable Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer, and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2002. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs. If you or your spouse are at least age 50 at any time during 2002, additional catch-up contributions totalling up to $500 can be made for the calendar year 2002.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds.
Trustee-to-trustee or custodian-to--


50  Tax information
custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA, Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

o Rollovers from a Roth IRA to another Roth IRA;

o Direct transfers from a Roth IRA to another Roth IRA;

o Qualified distributions from a Roth IRA; and

o Return of excess contributions or amounts recharacterized to a traditional
  IRA.


                                                             Tax information  51

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2002 and the conversion contribution is made in 2003, the conversion contribution is treated as contributed prior to other conversion contributions made in 2003.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in certain limited cases to distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.


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SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix I at the end of this Prospectus.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


PROTECTION PLUS FEATURE

THE PROTECTION PLUS FEATURE IS OFFERED FOR ROLLOVER TSA CONTRACTS, SUBJECT TO STATE AND CONTRACT AVAILABILITY. THERE IS NO ASSURANCE THAT THE CONTRACT WITH THE PROTECTION PLUS FEATURE MEETS THE QUALIFICATION REQUIREMENTS FOR TSAS. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and as a life insurance benefit, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus benefit is not part of the contract, in such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). YOU SHOULD DISCUSS WITH YOUR TAX ADVISER WHETHER YOU SHOULD CONSIDER PURCHASING AN ACCUMULATOR(R) ROLLOVER TSA CONTRACT WITH THE OPTIONAL PROTECTION PLUS
FEATURE.


CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable
Accumulator(R) Rollover TSA contract:

o a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.

EMPLOYER-REMITTED CONTRIBUTIONS. The Equitable Accumulator(R) Rollover
TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You may make rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental 457(b) plans, other TSAs and 403(b) arrangements and traditional IRAs. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o reaching age 59-1/2 even if you are still employed; or

o disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a non-governmental 457(b) plan and subsequently take a premature distribution.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and


                                                             Tax information  53

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Equitable Accumulator(R) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o you are or will be at least age 70-1/2 in the current calendar year, and

o you have separated from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Equitable Accumulator(R) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o direct rollover from another TSA or eligible retirement plan; or

o direct transfer under Revenue Ruling 90-24 from another TSA.


DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are separated from service with the employer who provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988 account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you have qualifying amounts transferred to your TSA contract.

THIS PARAGRAPH APPLIES ONLY TO PARTICIPANTS IN A TEXAS OPTIONAL RETIREMENT PROGRAM. Texas Law permits withdrawals only after one of the following distributable events occur:

(1) the requirements for minimum distribution (discussed under "Required minimum distributions" below) are met; or

(2) death; or

(3) retirement; or

(4) termination of employment in all Texas public institutions of higher education.

For you to make a withdrawal, we must receive a properly completed written acknowledgment from the employer. If a distributable event occurs before you are vested, we will refund to the employer any amounts provided by an employer's first-year matching contribution. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law. Loans are not permitted under Texas Optional Retirement Programs.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before


54  Tax information
recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA.


LOANS FROM TSAS

You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

 (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

 (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Equitable
  Accumulator(R) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

The amount borrowed and not repaid may be treated as a distribution if:

o the loan does not qualify under the conditions above;

o the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals, and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

--------------------------------------------------------------------------------
The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than 2002. Since the proposed revisions permit TSA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001, the discussion below generally reflects the proposed revisions.
--------------------------------------------------------------------------------

Generally the same as traditional IRA with these differences:


WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish


                                                             Tax information  55
   their Equitable Accumulator(R) Rollover TSA by direct Revenue Ruling
   90-24 transfers. If you do not give us the amount of your December 31, 1986 account balance that is being transferred to the Equitable Accumulator(R) Rollover TSA on the form used to establish the TSA, you do not qualify.



SPOUSAL CONSENT RULES

This will only apply to you if you establish your Equitable Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals, or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o if you are separated from service, any form of payout after you are age 55;
  or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional
  IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2001, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


56  Tax information

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or severance from employment; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  57

8. More information

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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to Equitable Life's other operations.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or the Separate Account No. 49.

Each subaccount (variable investment option) within the Separate Accounts invests solely in class IB shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Accounts; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB shares, and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in the respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.

For example, the rates to maturity for new allocations as of March 15, 2002 and the related price per $100 of maturity value were as shown below:


58  More information

------------------------------------------------------------------
    FIXED MATURITY
   OPTIONS WITH
    MARCH 15TH         RATE TO MATURITY          PRICE
 MATURITY DATE OF          AS OF           PER $100 OF
   MATURITY YEAR       MARCH 15, 2002     MATURITY VALUE
------------------------------------------------------------------
        2003
        2004
        2005
        2006
        2007
        2008
        2009
        2010
        2011
        2012
------------------------------------------------------------------

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

  (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

  (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

  (c) We determine the current rate to maturity that applies on the withdrawal date by adjusting the rates on new fixed maturity options established on that date to reflect a similar maturity date as the fixed maturity option from which the withdrawal is being made
      (unless the withdrawal is being made on the anniversary of the original contribution to the fixed maturity option, in which case the amount will be based on the then current rate to maturity).

  (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest account and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that


                                                            More information  59
apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS

We accept initial contributions sent by wire to our processing office by agreement with certain broker-dealers. The transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we require an Acknowledgment of Receipt form, financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA, AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day is generally any day the New York Stock Exchange is open for trading. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. We may, however, close or close early due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to the Guaranteed Interest Account will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


60  More information

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


o Transfers to the Guaranteed Interest Account will receive the crediting rate in effect on that business day for the specified time period.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of the Trusts intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS

The consolidated financial statements of Equitable Life at December 31, 2001 and 2000, and for the three years ended December 31, 2001 incorporated in this prospectus by reference to the 2001 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of an IRA, QP, or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your IRA, QP, or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


                                                            More information  61

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC. ("AXA Distributors"). Both AXA Advisors and AXA Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of Equitable Life, and AXA Distributors, an indirect wholly owned subsidiary of Equitable Life, are registered with the SEC as broker dealers and are members of the National Association of Securities Dealers, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker dealers act as distributors for other Equitable Life annuity products.

AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of AXA Distributors, as well as by affiliated and unaffiliated broker dealers who have entered into selling agreements with AXA Distributors.

We pay broker-dealer sales compensation that will generally not exceed an amount equal to 7% of total contributions made under the contracts. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial professionals as commissions related to sales of the contracts. The offering of the contracts is intended to be continuous.


62  More information

9. Investment performance

--------------------------------------------------------------------------------

The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The table takes into account all fees and charges under the contract, including the withdrawal charges, the highest optional enhanced death benefit charge, the optional Living Benefit charge, the optional charge for Protection Plus and the annual administrative charge but does not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

The results shown are based on the actual historical investment experience of the variable investment options under "length of option period" since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available. The contracts will be offered for the first time in 2002.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for periods before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


                                                      Investment performance  63

                                     TABLE
 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:

---------------------------------------------------------------------------------------------------------------------

                                    LENGTH OF OPTION PERIOD                 LENGTH OF PORTFOLIO PERIOD
                                    -----------------------                 --------------------------
                                                SINCE OPTION                                         SINCE PORTFOLIO
 VARIABLE INVESTMENT OPTIONS          1 YEAR     INCEPTION*      3 YEARS     5 YEARS     10 YEARS     INCEPTION**
---------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity
---------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index
---------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond
---------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------
EQ/MFS Research
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth
---------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------


 * The variable investment option inception dates are: EQ/Alliance International (September 1, 1995); EQ/Alliance Money Market, EQ/Alliance High Yield, EQ/Alliance Common Stock and EQ/Aggressive Stock (October 16,
   1996); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/Putnam Investors Growth and EQ/Putnam International Equity (May 1, 1997); EQ/Equity 500 Index, EQ/Small Company Index, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value and EQ/ Emerging Markets Equity (December 31,
   1997); EQ/Evergreen Omega and EQ/MFS Investors Trust (December 31, 1998); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity and EQ/Capital Guardian International (April 30, 1999); EQ/Alliance Technology (May 1,
   2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value, EQ/Janus Large Cap Growth, EQ/AXP Strategy Aggressive and EQ/AXP New Dimensions (September 1, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001), AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/Alliance Growth & Income, EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/Alliance International, EQ/Alliance Global, EQ/Alliance Quality Bond and EQ/Alliance Growth Investors (January 14, 2002). No information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Money Market (July 13, 1981); EQ/Alliance High Yield (January 2, 1987); EQ/Alliance Common Stock (January 13, 1976); EQ/Aggressive Stock (January 27, 1986); EQ/Balanced (January 21, 1986); EQ/Alliance Quality Bond, EQ/Alliance Growth and Income (October 1, 1993), EQ/Alliance Global (August 27, 1987) EQ/Alliance Growth Investors (October 2, 1989); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth and Income Value, EQ/Putnam Investors Growth and EQ/Putnam International Equity (May 1, 1997); EQ/MFS Emerging Growth Companies (November 28, 1998); EQ/Small Company Index, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value (January 1, 1998); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value (May 18, 2001); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity and EQ/Capital Guardian International (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP Strategy Aggressive, EQ/AXP New Dimensions, EQ/Calvert Socially Responsible, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 5,
   2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA VIP Large Cap Value, AXA VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity VIP Technology, AXA Premier VIP Health Care and AXA Premier VIP Core Bond (December 31, 2001). No information provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


64 Investment performance

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------
Barron's
Morningstar's Variable Annuity
  Sourcebook
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser

Investment Management Weekly
Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune
--------------------------------------------------------------------

From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commissions or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator(R) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/Alliance High Yield option will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the withdrawal charge, the optional enhanced death benefit charge, the optional Living Benefit charge, the optional Protection Plus benefit charge, the annual administrative charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The yields and effective yields for the EQ/Alliance Money Market option, when used for the special dollar cost averaging program, assume that no contract charges are deducted. For more information, see "Yield Information for the EQ/Alliance Money Market Option and EQ/Alliance High Yield Option" in the SAI.


                                                      Investment performance  65

10. Incorporation of certain documents by reference

--------------------------------------------------------------------------------

Equitable Life's Annual Report on Form 10-K for the year ended December 31, 2001 is considered to be a part of this prospectus because it is incorporated by reference.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


66  Incorporation of certain documents by reference

Appendix I: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Equitable Accumulator(R)
QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.

Under defined benefit plans, we will not accept rollovers from a defined contribution plan to a defined benefit plan. We will only accept transfers from a defined benefit plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. For defined benefit plans, the maximum percentage of actuarial value of the plan participant/employee's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant/employee. Equitable Life does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.

Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2; and

o the guaranteed minimum income benefit under Living Benefit may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                        Appendix I: Purchase considerations for QP contracts A-1

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Appendix II: Market value adjustment example

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The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2003 to a fixed maturity option with a maturity date of February 15, 2012 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,846 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2007.



-----------------------------------------------------------------------------------------------------------------------
                                                            HYPOTHETICAL ASSUMED RATE TO MATURITY ON FEBRUARY 15, 2007
                                                         --------------------------------------------------------------
                                                                      5.00%             9.00%
-----------------------------------------------------------------------------------------------------------------------
 AS OF FEBRUARY 15, 2007 (BEFORE WITHDRAWAL)
-----------------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                      $144,048                $ 119,487
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(2) Fixed maturity amount                                       $131,080                $ 131,080
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(3) Market value adjustment:
  (1) - (2)                                                     $ 12,968                $ (11,593)
-----------------------------------------------------------------------------------------------------------------------
 ON FEBRUARY 15, 2007 (AFTER WITHDRAWAL)
-----------------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                           $  4,501                $  (4,851)
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(5) Reduction in fixed maturity amount: [$50,000 - (4)]         $ 45,499                $  54,851
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(6) Fixed maturity amount: (2) - (5)                            $ 85,581                $  76,229
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(7) Maturity value                                              $120,032                $ 106,915
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(8) Market adjusted amount of (7)                               $ 94,048                $  69,487
-----------------------------------------------------------------------------------------------------------------------

You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized. The market value adjustment is computed differently if you withdraw amounts on a date other than the anniversary of the establishment of the fixed maturity option.


                                Appendix II: Market value adjustment example B-1

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Appendix III: Enhanced death benefit example

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The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.
The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the AXA Premier VIP Core Bond, EQ/Alliance Money Market, EQ/Alliance Quality Bond, EQ/Alliance High Yield and EQ/J.P. Morgan Core Bond, the guaranteed interest account or the fixed maturity options), no additional contributions, no transfers and no withdrawals, and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:



-----------------------------------------------------------------------------------------
   END OF                           6% ROLL UP TO AGE 85      ANNUAL RATCHET TO AGE 85
 CONTRACT                               ENHANCED                    ENHANCED
   YEAR         ACCOUNT VALUE       DEATH BENEFIT(1)              DEATH BENEFIT
-----------------------------------------------------------------------------------------
     1           $105,000                                         $  105,000(3)
-----------------------------------------------------------------------------------------
     2           $115,500                                         $  115,500(3)
-----------------------------------------------------------------------------------------
     3           $129,360                                         $  129,360(3)
-----------------------------------------------------------------------------------------
     4           $103,488                                         $  129,360(4)
-----------------------------------------------------------------------------------------
     5           $113,837                                         $  129,360(4)
-----------------------------------------------------------------------------------------
     6           $127,497                                         $  129,360(4)
-----------------------------------------------------------------------------------------
     7           $127,497                                         $  129,360(4)
-----------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


6% ROLL UP TO AGE 85*

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be equal to the enhanced death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be equal to the current account value since it is higher than the current enhanced death benefit.


ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the enhanced death benefit is equal to the current account value.

(4) At the end of contract years 4 through 7, the enhanced death benefit is equal to the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% roll-up to age 85 or the Annual ratchet to age 85.












* If your contract is issued in the state of Washington, the applicable crediting rate would be 3%, and, therefore, the values shown would be lower.

                                Appendix III: Enhanced death benefit example C-1

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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Revised Proposed Minimum Distribution Rules                                 2
Unit Values                                                                 3
Custodian and Independent Accountants                                       4
Yield Information                                                           4
Distribution of the contracts                                               6
Financial Statements                                                        6


HOW TO OBTAIN AN EQUITABLE ACCUMULATOR(R) STATEMENT OF ADDITIONAL
INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Equitable Accumulator(R) SAI for SEPARATE ACCOUNT NO. 49 dated April 1, 2002.


--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip






(SAI 13AMLF(5/02))

Equitable Accumulator(R)
A combination variable and
fixed deferred annuity contract

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

STATEMENT OF ADDITIONAL INFORMATION
APRIL 1, 2002


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Prospectus, dated April 1, 2002. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your registered representative.


TABLE OF CONTENTS

Revised Proposed Minimum Distribution Rules            2
Unit Values                                            3
Custodian and Independent Accountants                  4
Yield Information for the EQ/Alliance Money Market
   Option and EQ/Alliance High Yield Option            4
Distribution of the Contracts                          5
Financial Statements                                   6


        Copyright 2002 The Equitable Life Assurance Society of the United States. All rights reserved. Accumulator is a service mark of The
             Equitable Life Assurance Society of the United States.

SAI 13A                                                                    E3773

2

REVISED PROPOSED MINIMUM DISTRIBUTION RULES

The proposed revisions issued in January, 2001 to the proposed regulations governing required minimum distributions under IRAs, TSAs and qualified plans chiefly affect the calculation of account-based annual minimum distribution withdrawals under these plans, contracts and arrangements. They also affect the calculation of required minimum distributions from such plans, contracts, and arrangements after the death of the contract owner or plan participant.

Under the revised proposed rules the IRS has changed the divisor used to divide the account balance in calculating an owner's or participant's lifetime required minimum distribution amount for a traditional IRA or TSA or from a qualified plan. The "distribution period" corresponding to the age of the individual from the required minimum distribution incidental benefit (MDIB) table originally prescribed in the existing 1987 proposed regulations is the prescribed divisor for calculations under the revised proposed rules. Unless a special exception applies for owners or participants with spouses more than 10 years younger, this is the only table to be used to calculate account-based lifetime required minimum distributions. There is no need to pick a designated beneficiary, choose life expectancy factors or choose whether or not to recalculate life expectancy or choose term certain. Because the uniform distribution period table assumes more generous life expectancy-based factors than in the existing 1987 proposed regulations, the annual amount required to be distributed using the uniform distribution period table will generally be much smaller than under the existing rules. In the case of the spousal exception referred to before, the owner or participant can choose to use the longer distribution period measured by the joint life and last survivor life expectancy of the owner or participant and younger spouse.

The revised proposed rules retain the distinction between annually calculating a withdrawal amount (account-based approach) and applying funds to an annuity payout (annuitization) for complying with annual minimum distribution requirements. The revised proposed rules continue to allow an owner or participant to use a beneficiary in annuitization. However, when an owner or participant chooses an account-based approach, unless the younger spouse exception applies, the owner or participant no longer uses a beneficiary to calculate the required minimum distribution amount.

An owner or plan participant can continue to choose a different approach for each traditional IRA or TSA maintained and other retirement plans. For example, a plan participant with several traditional IRAs can choose an annuity payout from one IRA, a different annuity payout from the qualified plan, and an account-based annual withdrawal for another IRA. If permitted by the terms of the applicable plan or contract, an owner or plan participant who starts taking lifetime required minimum distributions using an account-based method can later apply funds to an annuity-based payout. If a period certain is elected, it cannot exceed remaining life expectancy.

The revised proposed rules change how required minimum distribution payments must be made after the death of the owner or plan participant. Under the revised proposed rules the determination of the designated beneficiary and the calculation of the beneficiary's life expectancy generally are contemporaneous with commencement of required distributions to the beneficiary. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, the revised proposed rules extend the maximum time for determining who the beneficiary is to December 31st of the calendar year following the year of the death of the owner or plan participant. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the term certain method. That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's or participant's death and reduces that number by one each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution

3

payments, and the death beneficiary is the surviving spouse, the revised proposed rules permit post-death distributions to be made over the spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's or plan participant's life expectancy in the year of death. For each subsequent year life expectancy is reduced by one (the term certain method). (Please note that we need an individual annuitant to keep an annuity contract or certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime requirement minimum distribution payments, and the death beneficiary is the surviving spouse, as under the existing rules, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which the owner or plan participant would have attained age 70-1/2.

The revised proposed rules permit any individual beneficiary, including a spouse, to elect to apply the 5-year rule. Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's or plan participant's death BEFORE the Required Beginning Date, the entire account must be distributed by the end of the fifth year following the year of the owner's or plan participant's death. No distribution is required for a year before that fifth year.

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above. (Please note that we need an individual annuitant to keep an annuity contract or certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator(R).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     (a/b)-c

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to any of the Accumulator(R) contracts, times the number of calendar days in the valuation period. These daily charges

4

   are at an effective annual rate not to exceed a total of 1.55% under any Accumulator(R) contract.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of EQ Advisors Trust owned by Separate Account No. 49.

The financial statements of Separate Account No. 49 as at December 31, 2001 and for the periods ended December 31, 2001 and 2000, and the consolidated financial statements of Equitable Life as at December 31, 2001 and 2000 and for each of the three years ended December 31, 2001 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE EQ/ALLIANCE MONEY MARKET OPTION AND EQ/ALLIANCE HIGH YIELD OPTION

EQ/ALLIANCE MONEY MARKET OPTION

The EQ/Alliance Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor (explained below). This reduction is made to recognize the deduction of the annual administrative charge under the Flexible Premium IRA and Flexible Premium Roth IRA contracts, which is not reflected in the unit value.

Unit values reflect all other accrued expenses of the EQ/Alliance Money Market option but do not reflect any withdrawal charges, the optional benefit charge, or charges for applicable taxes such as state or local premium taxes. Under the EQ/Alliance Money Market special dollar cost averaging program, unit values also do not reflect the mortality and expense risks charge, the administrative charge and any applicable distribution charge.

The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge that is deducted from the EQ/Alliance Money Market option will vary for each contract depending upon the percentage of the account value allocated to the EQ/Alliance Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the total dollar amounts of the charges deducted from the option during the 12-month period ending on the last day of the prior year. The amount is multiplied by 7/365 to produce an average administrative charge factor which is used in all weekly yield computations for the ensuing year. The average administrative charge factor is then divided by the number of EQ/Alliance Money Market units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the EQ/Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = [(base period return + 1 )superscript 365/7 - 1]. The EQ/Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the EQ/Alliance Money Market option will fluctuate and not remain constant.

5

EQ/ALLIANCE HIGH YIELD OPTION

The EQ/Alliance High Yield option calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor (explained below). This reduction is made to recognize the deduction of the annual administrative charge under the Flexible Premium IRA and Flexible Premium Roth IRA contracts, which is not reflected in the unit value.

Unit values reflect all other accrued expenses of the EQ/Alliance High Yield option but do not reflect any withdrawal charges, the optional benefit charge or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge that is deducted from the EQ/Alliance High Yield option will vary for each contract depending upon the percentage of the account value allocated to the EQ/Alliance High Yield option. To determine the effect of the annual administrative charge on the yield, we start with the total dollar amounts of the charges deducted from the option during the 12-month period ending on the last day of the prior year. The amount is multiplied by 30/365 to produce an average administrative charge factor which is used in all 30-day yield computations for the ensuing year. The average administrative charge factor is then divided by the number of EQ/Alliance High Yield units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the 30-day period.

The yield for the EQ/Alliance High Yield option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of units of the EQ/Alliance High Yield option will fluctuate and not remain constant.

EQ/ALLIANCE MONEY MARKET OPTION AND EQ/ALLIANCE HIGH YIELD OPTION YIELD INFORMATION

The yields for the EQ/Alliance Money Market option and EQ/Alliance High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the EQ/Alliance Money Market option and EQ/Alliance High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the fixed maturity options. Nor should the yields be compared to the yields of money market options made available to the general public.

Because the Accumulator(R) contract will be offered for the first time in 2002, no applicable yield information is currently available.

DISTRIBUTION OF CONTRACTS

Under a distribution agreement between EDI, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid EDI distribution fees of $199,478,753 for 2000, $176,337,355 for 1999 and $128,729,285 for 1998, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, EDI retained $52,501,772, $46,957,345 and $35,582,313, respectively.

Under a distribution agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life will pay AXA Advisors a distribution fee commencing in 2002.

6

FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

                                    PART C

                               OTHER INFORMATION


This Part C is amended solely for the purpose of adding the following exhibits and filing such exhibits herewith. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment Nos. 18, 19 and 20 to the Registration Statement.


Item 24. Financial Statements and Exhibits.

         (b) Exhibits.

         The following exhibits are filed herewith:

         4.(i)(i)  Form of Data Pages for Accumulator, Form No. 94ICA/B.

           (j)(j)  Form of Data Pages, Form No. 94ICA/B.

           (k)(k) Form of Endorsement applicable to Fixed Maturity Options, Form No. 2002FMO.

           (l)(l)  Form of Optional Death Benefit Rider, Form No.  2002PPDB.

           (m)(m) Form of Guaranteed Minimum Income Benefit Rider, Form No. 2002GMIB.

           (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR.

           (o)(o) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup.

           (p)(p)  Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR.


Item 29. Principal Underwriters

         (c) AXA Advisors, LLC, an indirect wholly owned subsidiary of Equitable, is the principal underwriter for Separate Account No. 49. The principal business address of AXA Advisors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (d) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Michael S. Martin                    Chairman of the Board and Director

*John Lefferts                        President and Chief Executive Officer,
                                      and Director

*Harvey E. Blitz                      Executive Vice President and Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 David Conine                         Director
 1345 Avenue of the Americas
 39th Floor
 New York, NY  10105

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

 Nik Malvania                         Executive Vice President

*James Bodowitz                       Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Eric Mosholt                         Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Robert Schmidt                       Senior Vice President

*Jill Cooley                          Senior Vice President and Chief Operations
                                      Officer

*Donna M. Dazzo                       First Vice President

*Amy Francesscheni                    First Vice President

*Philomena Scamardella                First Vice President

*Michael Brzozowski                   Vice President

*Mark D. Godolsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance
                                      Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Certificates" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.


Item 32. Undertakings

Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1998 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 20th day of December, 2001.



                                          SEPARATE ACCOUNT 49 OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Robin Wagner
                                               -------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                 SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of December, 2001.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                               ---------------------
                                           Robin Wagner
                                           Vice President and Counsel
                                           The Equitable Life Assurance Society
                                             of the United States



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron                    Director, Chairman of the Board and
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller





*DIRECTORS:


 Bruce W. Calvert          Jean-Rene Fourtou          George T. Lowy
 Francoise Colloc'h        Norman C. Francis          Edward D. Miller
 Christopher M. Condron    Donald J. Greene           Didier Pineau-Valencienne
 Henri de Castries         John T. Hartley            George J. Sella, Jr.
 Claus-Michael Dill        John H.F. Haskell, Jr.     Peter J. Tobin
 Joseph L. Dionne          Mary R. (Nina) Henderson   Stanley B. Tulin
 Denis Duverne             W. Edwin Jarmain







*By: /s/ Robin Wagner
   ------------------------
        Robin Wagner
        Attorney-in-Fact



December 20, 2001

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------
4.(i)(i)          Form of Data Pages for Accumulator,
                  Form No. 94ICA/B.                                  EX-99.4ii

  (j)(j)          Form of Data Pages, Form No. 94ICA/B.              EX-99.4jj

  (k)(k)          Form of Endorsement applicable to Fixed Maturity
                  Options, Form No. 2002FMO.                         EX-99.4kk

  (l)(l)          Form of Optional Death Benefit Rider,
                  Form No. 2002PPDB.                                 EX-99.4ll

  (m)(m)          Form of Guaranteed Minimum Income Benefit Rider,
                  Form No. 2002GMIB.                                 EX-99.4mm

  (n)(n)          Form of Guaranteed Minimum Death Benefit Rider,
                  Form No. 2002GMDB-6% or AR.                        EX-99.4nn

  (o)(o)          Form of Guaranteed Minimum Death Benefit Rider,
                  Form No. 2002GMDB-6% Rollup.                       EX-99.4oo

  (p)(p)          Form of Guaranteed Death Benefit Rider,
                  Form No. 2002GMDB-AR.                              EX-99.4pp